Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

A.	General

The Company is assessed for tax purposes on an unconsolidated basis. Each of the Company’s subsidiaries is subject to the tax rules prevailing in its country of incorporation.

B.	Corporate Taxation Israeli Companies:

Ihe Israeli corporate income tax rate is 23%.

On February 7, 2018, the Israeli Tax Authority issued a ruling granting the Company’s Israeli subsidiary, Galmed Research and Development Ltd, a “Preferred Technological Enterprise” status as defined under the Encouragement of Capital Investment Law -1959 (the “Approval”). The grant of the status means that the Company’s Israeli subsidiary will be subject to a reduced Israeli corporate tax rate that will range between 6%-12% on any future taxable “technological income” which includes sales, licenses and royalties from its IP protected products. The tax ruling applies for five years until the end of 2022 and may be extended for further periods subject to meeting certain requirements.

Maltese subsidiary:

Taxable income of Maltese companies was subject to tax at the rate of 35% for the years 2019, 2020 and 2021.

C.	Net Operating Loss Carry forward

As of December 31, 2021, the Company had approximately $137.9 million net-operating-loss carry forwards, consisting of approximately $11.7 million of Maltese net-operating-loss carry forwards and approximately $126.2 million Israeli net-operating-loss carry forward. Additionally, the Company had approximately $1.9 million of capital loss carry forward from the sale of marketable debt securities in Israel. The Maltese and the Israeli loss carry forwards have no expiration date.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 13 – Income Taxes (Cont.)

D.	Deferred income taxes

As of December 31, 2021, the significant components of the Company’s deferred tax assets are net operating loss carryforward in the amount of $126 million and research and development expenses in the amount of $37 million. The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s history of cumulative net losses incurred since inception and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the deferred tax assets as of December 31, 2021. Management reevaluates the positive and negative evidence at each reporting period.

E.	Tax assessments

The Israeli subsidiaries received final tax assessments through the year ended December 31, 2016.

F.	Effective tax expense

A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows:

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Loss before taxes on income, as reported in the consolidated statements of operations	$32,467	$28,771	$20,461

Statutory tax rate	12%	12%	12%

Theoretical tax benefit	3,896	3,453	2,455

Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(3,896)	(3,453)	(2,455)

Actual tax expense	$—	$—	$—

ITEM 19. Exhibits.

Exhibit No.	Description

1.1	Form of Amended and Restated Articles of Association of Galmed Pharmaceuticals Ltd. (English Translation) *

2.1	Description of Securities Registered under Section 12 of the Exchange Act (13)

4.1	Form of Indemnification Agreement (1)

4.2	Galmed Pharmaceuticals Ltd. 2013 Incentive Share Option Plan (4)

4.3	Registration and Information Rights Agreement, dated December 2013, by and among Galmed Pharmaceuticals Ltd., Shirat HaChaim Ltd., David & Debora Goldfarb, Medgal S.A. and G. Yarom Medical Research Ltd. (2)

4.4	Personal Employment Agreement, dated December 23, 2013, by and between Galmed Medical Research Ltd. and Allen Baharaff (2)

4.5	Amendment No.1 to Employment Agreement by and between Galmed Research and Development Ltd. and Allen Baharaff (10)

4.6	Amendment No.2 to Employment Agreement by and between Galmed Research and Development Ltd. and Allen Baharaff(13)

4.7	Amendment No.3 to Employment Agreement by and between Galmed Research and Development Ltd. And Allen Baharaff*

4.8	Compensation Policy of Galmed Pharmaceuticals Ltd.(5)

4.9	Lease, dated March 22, 2015, between Galmed Research and Development Ltd. and Mintz K. Construction Company Ltd.(8)

4.10	Addendum to Lease, dated February 27, 2017, between Galmed Research and Development Ltd. and Mintz K. Construction Company Ltd.(8)

4.11	Addendum to Lease, dated August 8, 2018, between Galmed Research and Development Ltd. and Mintz K. Construction Company Ltd.(12)

4.12	Addendum to Lease, dated March 11, 2021, between Galmed Research and Development Ltd. and Mintz K. Construction Company Ltd.(14)

4.13	Sales Agreement, dated March 26, 2021, among Galmed Pharmaceuticals Ltd., Cantor Fitzgerald & Co. and Canaccord Genuity LLC.(9)

4.14	Underwriting Agreement between Galmed Pharmaceuticals Ltd. and Cantor Fitzgerald &Co., as representative of the several underwriters, dated February 16, 2021 (11)

8.1	List of subsidiaries of Galmed Pharmaceuticals Ltd.(13)

11.1	Code of Business Conduct and Ethics of Galmed Pharmaceuticals Ltd.(7)

12.1	Certification of Chief Executive Officer pursuant to Exchange Act Rules 13a-14(a) and 15d-14(a) as adopted pursuant to Section 302 of the Sarbanes-Oxley Act of 2002*

12.2	Certification of Chief Accounting Officer pursuant to Exchange Act Rules 13a-14(a) and 15d-14(a) as adopted pursuant to Section 302 of the Sarbanes-Oxley Act of 2002*

13.1	Certification of Chief Executive Officer and Chief Financial Officer pursuant to Exchange Act Rules 13a-14(b) and 15d-14(b) and 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002*

15.1	Consent of Brightman Almagor Zohar & Co.*

101	The following financial information from Galmed Pharmaceuticals Ltd.’s Annual Report on Form 20-F for the year ended December 31, 2021, formatted in Inline Extensible Business Reporting Language (XBRL): (i) Consolidated Balance Sheets, (ii) Consolidated Statements of Operations, (iii) Consolidated Statements of Comprehensive Loss, (iii) Consolidated Statements of Changes in Shareholders’ Equity (iii) the Consolidated Statements of Cash Flows, and (iv) Notes to Consolidated Financial Statements

101.INS	Inline XBRL Instance Document

101.SCH	Inline XBRL Taxonomy Extension Schema Document

101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	Inline XBRL Taxonomy Extension Label Linkbase Document

101.PRE	Inline XBRL Taxonomy Extension Presentation Linkbase Document

104	Cover Page Interactive Data File (embedded within the Inline XBRL document)

(1)	Incorporated herein by reference to Amendment No. 1 to the Registration Statement on Form F-1, filed with the SEC on February 28, 2014.

(2)	Incorporated herein by reference to the Registration Statement on Form F-1, filed with the SEC on February 6, 2014.

(3)	Incorporated herein by reference to the Company’s Report on Form 6-K filed with the SEC on June 1, 2016.

(4)	Incorporated herein by reference to Exhibit A to the Company’s Report on Form 6-K filed with the SEC on April 2, 2015.

(5)	Incorporated herein by reference to Annex A to the Company’s Report on Form 6-K filed with the SEC on July 8, 2020.

(6)	Incorporated herein by reference to the Company’s Annual Report on Form 20-F filed with the SEC on March 31, 2015.

(7)	Incorporated herein by reference to the Company’s Annual Report on Form 20-F filed with the SEC on March 22, 2016.

(8)	Incorporated herein by reference to the Company’s Annual Report on Form 20-F filed with the SEC on March 23, 2017.

(9)	Incorporated herein by reference to Exhibit 1.1 to the Company’s Report on Form 6-K filed with the SEC on March 26, 2021.

(10)	Incorporated herein by reference to the Company’s Annual Report on Form 20-F filed with the SEC on March 13, 2018.

(11)	Incorporated herein by reference to Exhibit 1.1 to the Company’s Report on Form 6-K filed with the SEC on February 18, 2021.

(12)	Incorporated herein by reference to the Company’s Annual Report on Form 20-F filed with the SEC on March 13, 2019.

(13)	Incorporated herein by reference to the Company’s Annual Report on Form 20-F filed with the SEC on March 12, 2020.

(14)	Incorporated herein by reference to the Company’s Annual Report on Form 20-F filed with the SEC on March 18, 2021.

*	Filed herewith.

SIGNATURES

The registrant hereby certifies that it meets all of the requirements for filing on Form 20-F and that it has duly caused and authorized the undersigned to sign this annual report on its behalf.

GALMED PHARMACEUTICALS LTD.

	By:	/s/ Allen Baharaff
Allen Baharaff
President, Chief Executive Officer and Chairman

Date: May 2, 2022